MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 30, 2015, Waddell & Reed Investment Management Company (“Waddell & Reed”) was removed as co-Subadviser to the Small Cap Growth Equity Fund therefore all references to Waddell & Reed in the Prospectus are hereby deleted.

Effective immediately, the following information replaces the last sentence in the first paragraph on page 52 under Principal Investment Strategies for the Select Growth Opportunities Fund.

Note that although the Fund was originally registered as a non-diversified fund, under a position of the SEC, the Fund is currently required to operate as a diversified fund and will not operate as a non-diversified fund in the future until it obtains any necessary shareholder approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M 15-07

MASSMUTUAL SELECT FUNDS

Select Small Cap Growth Equity Fund

Supplement dated September 30, 2015 to the

Summary Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 30, 2015, Waddell & Reed Investment Management Company (“Waddell & Reed”) was removed as co-Subadviser to the Small Cap Growth Equity Fund therefore all references to Waddell & Reed in the Summary Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCGE 15-02

MASSMUTUAL SELECT FUNDS

Select Growth Opportunities Fund

Supplement dated September 30, 2015 to the

Summary Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the last sentence in the first paragraph under Principal Investment Strategies for the Select Growth Opportunities Fund.

Note that although the Fund was originally registered as a non-diversified fund, under a position of the SEC, the Fund is currently required to operate as a diversified fund and will not operate as a non-diversified fund in the future until it obtains any necessary shareholder approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SGO 15-01

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2015 to the

Statement of Additional Information dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective September 30, 2015, Waddell & Reed Investment Management Company (“Waddell & Reed”) was removed as co-Subadviser to the Small Cap Growth Equity Fund therefore all references to Waddell & Reed in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-15-05